Related Party Transactions (Details) $ in Thousands				3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Mar. 26, 2014	Mar. 26, 2014	Jan. 01, 2014 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	May. 24, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
Related Party Transactions
Distribution made to member										$ 200,000
Non-cash distributions to parent									$ 20,000
Percentage of participant basic contributions matched									6.00%
Capital expenditures				$ 432,000	$ 459,000		$ 877,000		$ 2,033,000	$ 1,924,000
Note receivable from parent									20,000
EP Energy Corporation
Related Party Transactions
Cash contribution									$ 186,000
Predecessor
Related Party Transactions
Contribution from parent						$ 1,481,000
Capital expenditures						636,000
Affiliate Supply Agreement
Related Party Transactions
Number of supply agreements | item									2
Affiliate Supply Agreement | Non-core oil and natural gas properties located in Eagle Ford, Southern and Central divisions
Related Party Transactions
Capital expenditures				$ 7,000					$ 112,000
Cash Management Agreement | EP Energy Corporation
Related Party Transactions
Reference rate for variable interest rate	one-month LIBOR	one-month LIBOR
Sponsors | Amended and Restated Management Fee Agreement
Related Party Transactions
Management fee paid			$ 6,250
Sponsors | Transaction Fee Agreement
Related Party Transactions
General and administrative expense						71,500
El Paso
Related Party Transactions
Maximum percentage of eligible compensation for which contributions are made								75.00%
El Paso | Maximum
Related Party Transactions
Percentage of participant basic contributions matched								6.00%
El Paso | Predecessor
Related Party Transactions
Contribution from parent						1,500,000
Non-cash contributions						500,000
Cash contribution						960,000
Revenues and charges to/from affiliates
Operating revenues						143,000
Operating expenses						$ 44,000